N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2025
Amendment Flag	false
VALIC Polaris Platinum Elite VA (333-201800) | PolarisIncomeMaxOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | PolarisIncomeMaxTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | PolarisIncomePlusDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
VALIC Polaris Platinum Elite VA (333-201800) | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%